OMB APPROVAL
	                                                OMB Number: 3235-0578

                                                        Expires: MAY 31, 2007

                                                        Estimated average burden
                                                        hours per response:21.09


                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file
number                              811-00483
-----------------------------------------------------------------

                                Elfun Trusts
------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


              3001, SUMMER STREET,STAMFORD, CONNECTICUT, 06905
-------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


GE ASSET MANAGEMENT,3001, SUMMER STREET,STAMFORD,CONNECTICUT, 06905
------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant"s telephone number, including area code: 800-242-0134
                                            ----------------------------


Date of fiscal year end: 12/31
                        ---------------------------

Date of reporting period: :  09/30/05
                          -------------------------


ITEM 1. SCHEDULE OF INVESTMENTS


ELFUN TRUSTS

SCHEDULE OF INVESTMENTS (DOLLARS IN THOUSANDS) - SEPTEMBER 30, 2005 (UNAUDITED)

                                                                  NUMBER OF
                                                                    SHARES                          VALUE
--------------------------------------------------------------------------------------------------------------------
COMMON STOCK - 96.0%
--------------------------------------------------------------------------------------------------------------------

CONSUMER DISCRETIONARY - 19.1%
Bed Bath & Beyond, Inc.                                             400,000                      $     16,072  (a)
Carnival Corp.                                                    1,530,000                            76,469
Comcast Corp. (Class A)                                           2,400,000                            69,072  (a)
Discovery Holding Co. (Series A)                                    550,000                             7,942  (a,e)
eBay, Inc.                                                          650,000                            26,780  (a)
Expedia, Inc.                                                       335,000                             6,636  (a,e)
IAC/InterActiveCorp.                                                334,999                             8,492  (a,e)
Liberty Global Inc. (Series C)                                      950,000                            24,463  (a,e)
Liberty Global, Inc. (Series A)                                     910,000                            24,643  (a,e)
Liberty Media Corp. (Series A)                                    9,100,000                            73,255  (a)
News Corp. (Class A)                                                800,000                            12,472
Omnicom Group, Inc.                                                  90,000                             7,527  (e)
Target Corp.                                                        220,000                            11,425
The Home Depot, Inc.                                              2,000,000                            76,280
                                                                                                      441,528

CONSUMER STAPLES - 2.6%
Colgate-Palmolive Co.                                               286,670                            15,133
PepsiCo, Inc.                                                       780,000                            44,234
                                                                                                       59,367

ENERGY - 6.1%
Baker Hughes Incorporated                                           140,000                             8,355
Exxon Mobil Corp.                                                   760,000                            48,290
Schlumberger Ltd.                                                 1,010,000                            85,224
                                                                                                      141,869

FINANCIALS - 15.5%
AFLAC Incorporated                                                  510,000                            23,103
Alleghany Corp.                                                      37,142                            11,365  (a)
American Express Co.                                                200,000                            11,488
American International Group, Inc.                                  440,000                            27,262
Berkshire Hathaway, Inc. (Class B)                                   14,000                            38,234  (a)
CB Richard Ellis Group, Inc. (Class A)                               75,000                             3,690  (a)
Citigroup, Inc.                                                   1,100,000                            50,072
Federal Home Loan Mortgage Corp.                                    150,000                             8,469  (e)
Federal National Mortgage Assoc.                                    950,000                            42,579
JPMorgan Chase & Co.                                                280,000                             9,500
SLM Corp.                                                           900,000                            48,276
State Street Corp.                                                1,720,000                            84,142  (c,e)
                                                                                                      358,180

HEALTHCARE - 20.3%
Abbott Laboratories                                                 980,000                            41,552
Amgen, Inc.                                                         925,000                            73,695  (a)
Cardinal Health, Inc.                                               180,000                            11,419  (e)
DENTSPLY International, Inc.                                         60,000                             3,241
Johnson & Johnson                                                 1,290,000                            81,631
LIncare Holdings Inc.                                             1,310,000                            53,776  (a)
Medtronic Inc.                                                      575,000                            30,832
Nektar Therapeutics                                                  25,000                               424  (a,e)
Pfizer Inc.                                                       2,780,000                            69,417
UnitedHealth Group Incorporated                                     960,000                            53,952
Wyeth                                                               450,000                            20,821
Zimmer Holdings, Inc.                                               440,000                            30,312  (a)
                                                                                                      471,072

INDUSTRIALS - 4.0%
Dover Corp.                                                       1,900,000                            77,501
Iron Mountain Incorporated                                          125,000                             4,587  (a,e)
Stericycle, Inc.                                                     35,000                             2,000  (a,e)
Waste Management, Inc.                                              300,000                             8,583
                                                                                                       92,671

INFORMATION TECHNOLOGY - 23.8%
Analog Devices, Inc.                                                540,000                            20,056
Automatic Data Processing, Inc.                                     680,000                            29,267
Certegy, Inc.                                                       375,000                            15,008
Checkfree Corp.                                                     175,000                             6,619  (a)
Cisco Systems, Inc.                                               1,800,000                            32,274  (a)
Dell, Inc.                                                        1,050,000                            35,910  (a)
EMC Corporation                                                     400,000                             5,176  (a)
First Data Corp.                                                  2,600,000                           104,000  (d)
Intel Corp.                                                       1,380,000                            34,017
Intuit Inc.                                                       1,910,000                            85,587  (a,e)
Microsoft Corp.                                                   2,750,000                            70,758
Molex Inc. (Class A)                                              2,280,000                            58,619  (e)
Paychex, Inc.                                                       550,000                            20,394
QUALCOMM, Inc.                                                      400,000                            17,900
Yahoo! Inc.                                                         430,000                            14,551  (a)
                                                                                                      550,136

MATERIALS - 1.0%
Monsanto Co.                                                        375,000                            23,531

TELECOMMUNICATION SERVICES - 3.6%
Vodafone Group PLC ADR                                            3,225,000                            83,753

TOTAL INVESTMENTS IN SECURITIES                                                                     2,222,107
(COST $1,452,057)

--------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS - 5.8%
--------------------------------------------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS - 4.1%
GEI Short Term Investment Fund
3.83%                                                            95,137,490                            95,138  (b,f)

SHORT-TERM SECURITIES PURCHASED WITH
COLLATERAL FROM SECURITIES ON LOAN - 1.7%
State Street Navigator Securities
Lending Prime Portfolio
3.82%                                                            39,615,023                            39,615  (b,c)

TOTAL SHORT-TERM INVESTMENTS                                                                          134,753
(COST $134,753)

TOTAL INVESTMENTS                                                                                   2,356,860
(COST $1,586,810)

LIABILITIES IN EXCESS OF OTHER ASSETS - (1.8)%                                                        (41,342)
                                                                                                 ------------
NET ASSETS  - 100.0%                                                                             $  2,315,518
                                                                                                 ============

NOTES TO SCHEDULES OF INVESTMENTS (DOLLARS IN THOUSANDS) - September 30, 2005

(a)  Non-income producing security.

(b)  Coupon amount represents effective yield.

(c) State Street Corp. is the parent company of State Street Bank & Trust Co., the Fund's custodian and accounting agent.

(d) At September 30, 2005, all or a portion of this security was pledged to cover collateral requirements for futures, options, forward foreign currency contracts and/or TBA's.

(e)  All or a portion of the security is out on loan.

(f) GEAM, the investment adviser of the Fund, also serves as investment adviser of the Trust.

            Abbreviations:

ADR         American Depository Receipt



ITEM 2. CONTROLS AND PROCEDURES.

     (a) The officers providing the certifications in this report in accordance with Rule 30a-3 under the Investment Company Act of 1940 have concluded, based on their evaluation of the registrant's disclosure controls and procedures (as such term is defined in such rule), that such controls and procedures are adequate and reasonably designed to achieve the purpose described in paragraph (c) of such rule.


     (b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their last evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.


ITEM 3. EXHIBITS.

     Separate certifications by the registrant's principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached: EX-99 CERT



                                   SIGNATURES



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this reportto be signed on its behalf by the undersigned, thereunto duly authorized.

Elfun Trusts

By:   /S/JOHN H. MYERS
      John H. Myers
      Trustee, President and Chief Executive Officer
      GE Asset Management Incorporated

Date:  November 29, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /S/JOHN H. MYERS
      John H. Myers
      Trustee, President and Chief Executive Officer
      GE Asset Management Incorporated

Date:  November 29, 2005


By:   /S/ROBERT HERLIHY
      Robert Herlihy
      Treasurer, Elfun Funds

Date:  November 29, 2005